Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories And Supplies [Line Items]
Inventories and supplies	₱ 3,568	₱ 3,662
Total inventories and supplies at the lower of cost or net realizable value	3,568	3,662
Commercial [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	2,110	2,109
Inventories and supplies	2,455	2,835
Network [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	577	515
Inventories and supplies	1,727	1,702
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	881	1,038
Inventories and supplies	₱ 1,604	₱ 1,813